Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Starboard Investment Trust
Entity Central Index Key	0001464413
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Sector Rotation Fund
Shareholder Report [Line Items]
Fund Name	Sector Rotation Fund
Class Name	Sector Rotation Fund
Trading Symbol	NAVFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Sector Rotation Fund (the "Fund") for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fundinfopages.com/NAVFX. You can also request this information by contacting us at 800-773-3863.
Additional Information Phone Number	800-773-3863.
Additional Information Website	https://fundinfopages.com/NAVFX
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sector Rotation Fund	$93	1.89%¹
¹	Annualized.

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.89% [1]
Net Assets	$ 39,767,519
Holdings Count | Holdings	11
Investment Company, Portfolio Turnover	81.30%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Net Assets	$39,767,519
Number of Holdings	11
Portfolio Turnover Rate	81.30%

Holdings [Text Block]	What did the Fund invest in? (as of March 31, 2026) Sector Breakdown (% of net assets)
Largest Holdings [Text Block]
Top Ten Holdings	(% of total net assets)
Vanguard Communication Services ETF	20.4
Vanguard Industrials ETF	19.6
Vanguard Information Technology ETF	17.5
Vanguard Consumer Discretionary ETF	13.5
Vanguard Health Care ETF	10.3
Fidelity Treasury Portfolio	6.2
ProShares Ultra Silver	4.8
Vanguard Large-Cap ETF	3.0
ProShares UltraShort Bloomberg Crude Oil	2.3
State Street SPDR S&P 500 ETF Trust	2.7

[1]	Annualized.